Income Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 30,531	$ 30,313
Research and development tax credit carryforwards	16,458	12,230
Intangible assets	1,841	1,812
Accrued expenses	1,065	1,422
Stock-based compensation	5,907	5,237
Lease liability	8,217	8,808
Interest expense	673	269
Capitalized R&D expenditures	14,739	0
Other	248	180
Total deferred tax assets	79,679	60,271
Valuation allowance	(72,203)	(51,957)	$ (21,961)	$ (36,535)
Deferred tax assets	7,476	8,314
Deferred tax liabilities:
Right-of-use asset	(6,559)	(7,056)
Depreciation	(895)	(1,150)
Beneficial conversion feature on convertible note payable	(22)	(32)
Other	0	(76)
Total deferred tax liabilities	(7,476)	(8,314)
Net deferred tax assets	$ 0	$ 0